UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-2958

     T. Rowe Price International Funds, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 2.00%, 9/30/14	11,179,700	3,509
Total Argentina (Cost $4,348)		3,509
AUSTRALIA 0.2%
Corporate Bonds 0.2%
Australia & New Zealand Banking Group, STEP, 4.45%, 2/5/15
(EUR)	1,223,000	1,896
Westpac Banking, 2.875%, 6/25/08 (EUR)	659,000	1,036
Westpac Banking, 4.875%, 9/28/12 (EUR)	1,800,000	2,826
Total Australia (Cost $4,974)		5,758
AUSTRIA 3.7%
Government Bonds 3.7%
Republic of Austria, 4.00%, 7/15/09	40,000,000	63,389
Republic of Austria, 5.25%, 1/4/11	21,550,000	35,439
Republic of Austria, 5.50%, 1/15/10	12,134,000	19,766
Republic of Austria, 6.25%, 7/15/27	2,774,000	5,281
Total Austria (Cost $102,205)		123,875
BELGIUM 3.3%
Corporate Bonds 0.2%
Delhaize Group, 5.625%, 6/27/14	1,200,000	1,779
Elia System Operator, 4.75%, 5/13/14	1,573,000	2,458
Fortis Bank, 5.757%, 10/4/17	1,400,000	2,177
		6,414
Government Bonds 3.1%
Kingdom of Belgium, 3.00%, 3/28/10	42,800,000	66,741
Kingdom of Belgium, 5.00%, 3/28/35	22,055,000	35,834
		102,575
Total Belgium (Cost $99,623)		108,989
BRAZIL 2.6%
Government Bonds 2.6%
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	28,850,000	25,456
Brazil Notas Do Tesouro Nacional, 6.00%, 8/15/24	1,500,000	1,314
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/12	26,192,000	13,513
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/14	18,971,000	9,420
Brazil Notas Do Tesouro Nacional, 10.00%, 1/1/17	79,135,000	37,565
Total Brazil (Cost $82,704)		87,268
CANADA 2.2%
Government Bonds 2.2%
Canada Housing Trust, 4.80%, 6/15/12	22,750,000	23,306
Government of Canada, 5.75%, 6/1/33	13,963,000	17,493
Province of Ontario, 5.00%, 3/8/14	31,113,000	32,394
Total Canada (Cost $69,090)		73,193
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES Finance, 6.25%, 5/17/11 (EUR)	1,129,000	1,815
Total Cayman Islands (Cost $1,480)		1,815
DENMARK 0.8%
Corporate Bonds 0.1%
Danske Bank, VR, 6.00%, 3/20/16 (EUR)	1,400,000	2,185
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	765,000	1,136
		3,321
Government Bonds 0.7%
Kingdom of Denmark, 5.00%, 11/15/13	83,415,000	18,648
Kingdom of Denmark, 7.00%, 11/10/24	11,285,000	3,088
		21,736
Total Denmark (Cost $19,844)		25,057
FINLAND 0.1%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,598,000	2,527
Total Finland (Cost $2,092)		2,527
FRANCE 10.9%
Corporate Bonds 0.7%
Aventis, 4.25%, 9/15/10	1,411,000	2,221
Belgelec Finance, 5.125%, 6/24/15	1,129,000	1,812
BNP Paribas, 5.25%, 12/17/12	1,900,000	3,047
Casino Guichard Perrachon, 4.875%, 4/10/14	750,000	1,088
Credit Agricole, 5.971%, 1/2/18	1,500,000	2,398
Credit Agricole, STEP, 5.00%, 6/20/49 (GBP)	2,500,000	3,919
France Telecom, 7.25%, 1/28/13	2,525,000	4,359
Veolia Environment, 4.875%, 5/28/13	1,600,000	2,491
Vivendi Environment, 5.875%, 2/1/12	931,000	1,516
		22,851
Government Bonds 10.2%
Republic of France, 3.75%, 1/12/12	127,790,000	201,806
Republic of France, 4.00%, 10/25/14	15,100,000	24,020
Republic of France, 4.25%, 10/25/17	12,780,000	20,371
Republic of France, 4.25%, 4/25/19	3,800,000	6,017
Republic of France, 4.75%, 10/25/12	5,773,000	9,483
Republic of France, 5.50%, 4/25/29	19,749,000	34,798
Republic of France, 5.75%, 10/25/32	23,415,000	42,815
		339,310
Total France (Cost $317,166)		362,161

GERMANY 8.5%
Corporate Bonds 5.0%
Deutsche Bank, 5.125%, 1/31/13	700,000	1,105
Deutsche Genossenschafts-Hypobank, 4.00%, 10/31/16 (2)	36,000,000	55,699
E.ON International Finance, 5.125%, 10/2/12	1,100,000	1,766
ENBW International Finance, 5.875%, 2/28/12	1,129,000	1,870
Europaeische Hypothekenbank, 4.50%, 1/21/13	16,000,000	25,753
Hypothekenabank in Essen AG, 3.785%, 11/21/13	32,310,000	50,387
KFW, 4.70%, 6/2/37 (CAD)	8,353,000	8,210
KFW, 5.50%, 12/7/15 (GBP)	8,200,000	17,114
Linde Finance, 4.75%, 4/24/17	2,100,000	3,104
Munich Reinsurance, VR, 5.767%, 6/29/49	1,500,000	2,013
		167,021
Government Bonds 3.5%
Bundesobligation, 4.25%, 10/12/12	600,000	973
Federal Republic of Germany, 3.50%, 1/4/16	22,000	34
Federal Republic of Germany, 3.75%, 1/4/15	26,255,000	41,486
Federal Republic of Germany, 3.75%, 1/4/17 (2)	12,750,000	19,902
Federal Republic of Germany, 4.00%, 1/4/37	6,820,000	9,842
Federal Republic of Germany, 4.75%, 7/4/28	11,528,000	18,752
Federal Republic of Germany, 4.75%, 7/4/34	7,383,000	11,991
Federal Republic of Germany, 5.50%, 1/4/31	6,550,000	11,690
		114,670
Total Germany (Cost $253,060)		281,691
GREECE 0.1%
Government Bonds 0.1%
Hellenic Republic, 4.60%, 5/20/13	2,163,000	3,483
Total Greece (Cost $2,353)		3,483
HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa, 5.875%, 7/8/13 (EUR)	1,033,000	1,584
Total Hong Kong (Cost $1,398)		1,584
HUNGARY 2.4%
Government Bonds 2.4%
Republic of Hungary, 5.50%, 2/12/14	6,922,580,000	35,214
Republic of Hungary, 6.25%, 6/12/08	1,182,800,000	7,156
Republic of Hungary, 6.75%, 2/24/17	2,983,060,000	15,942
Republic of Hungary, 7.25%, 6/12/12	3,896,700,000	21,907
Total Hungary (Cost $80,228)		80,219
INDONESIA 0.4%
Government Bonds 0.4%
Republic of Indonesia, 6.875%, 3/9/17 (USD)(2)	13,904,000	14,599
Total Indonesia (Cost $14,297)		14,599
IRELAND 0.9%
Corporate Bonds 0.5%
Bank of Ireland, 6.45%, 2/10/10	1,504,000	2,420
GE Capital Euro Funding, 3.50%, 2/14/13	3,050,000	4,564
GE Capital UK Funding, 5.625%, 12/12/14 (GBP)	2,304,000	4,585
Irish Life & Permanent, 6.25%, 2/15/11	2,000,000	3,306
		14,875
Government Bonds 0.4%
Republic of Ireland, 4.00%, 4/18/10	2,962,000	4,695
Republic of Ireland, 5.00%, 4/18/13	5,737,000	9,525
		14,220
Total Ireland (Cost $21,495)		29,095

ITALY 5.4%
Corporate Bonds 0.8%
Banca Intesa, 5.85%, 5/8/14	1,598,000	2,554
Banca Monte dei Paschi di Siena, VR, 4.50%, 9/24/15	1,598,000	2,462
Banca Monte dei Paschi di Siena, VR, 4.875%, 5/31/16	850,000	1,218
Edison, 5.125%, 12/10/10	941,000	1,499
IntesaBci Capital Trust, 6.988%, 7/29/49	1,000,000	1,575
Lottomatica, 4.80%, 12/22/08	800,000	1,262
Olivetti Finance, 6.875%, 1/24/13	4,500,000	7,142
San Paolo IMI, 3.75%, 6/9/15	1,504,000	2,310
Telecom Italia, VR, 7.25%, 4/20/11	1,410,000	2,261
UniCredito Italiano Bank, 6.10%, 2/28/12	1,700,000	2,766
		25,049
Government Bonds 4.6%
Republic of Italy, 4.00%, 2/1/37	27,320,000	36,979
Republic of Italy, 4.25%, 8/1/14	25,660,000	41,143
Republic of Italy, 5.25%, 8/1/17	39,340,000	66,668
Republic of Italy, 6.00%, 5/1/31	2,050,000	3,724
Republic of Italy, 7.25%, 11/1/26	2,335,653	4,792
		153,306
Total Italy (Cost $158,042)		178,355
JAMAICA 0.1%
Government Bonds 0.1%
Government of Jamaica, 10.625%, 6/20/17 (USD)	3,008,000	3,587
Total Jamaica (Cost $3,588)		3,587

JAPAN 22.5%
Corporate Bonds 0.2%
Mizuho Capital Investment, 5.02%, 6/29/49 (EUR)	800,000	1,112
Shinsei Bank, 3.75%, 2/23/16 (EUR)	1,500,000	2,112
Sumitomo Mitsui Bank, 4.375%, 12/31/49 (EUR)	1,450,000	1,753
		4,977
Government Bonds 22.3%
Government of Japan, 1.00%, 12/20/12	3,051,800,000	30,938
Government of Japan, 1.00%, 6/10/16	3,414,960,500	33,890
Government of Japan, 1.10%, 9/20/12	742,850,000	7,561
Government of Japan, 1.10%, 12/10/16	3,539,965,800	35,396
Government of Japan, 1.30%, 12/20/13	12,938,250,000	133,366
Government of Japan, 1.40%, 3/21/11	6,007,500,000	61,474
Government of Japan, 1.40%, 3/20/12	3,594,400,000	36,965
Government of Japan, 1.40%, 3/20/18	5,088,700,000	51,517
Government of Japan, 1.50%, 6/20/12	8,940,150,000	92,430
Government of Japan, 1.70%, 9/20/16	10,994,000,000	115,768
Government of Japan, 1.90%, 3/20/25	7,473,050,000	74,761
Government of Japan, 2.00%, 6/20/22	2,783,600,000	29,115
Government of Japan, 2.00%, 12/20/33	3,240,300,000	30,368
Government of Japan, 2.20%, 6/22/20	557,700,000	6,007
		739,556
Total Japan (Cost $639,172)		744,533
JERSEY 0.1%
Corporate Bonds 0.1%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,504,000	2,912
Total Jersey (Cost $2,692)		2,912
LUXEMBOURG 0.1%
Corporate Bonds 0.1%
Fiat Finance & Trade, 6.625%, 2/15/13	1,000,000	1,534
Total Luxembourg (Cost $1,527)		1,534
MALAYSIA 1.5%
Government Bonds 1.5%
Malaysia, 3.70%, 5/15/13	3,950,000	1,245
Malaysia, 3.702%, 2/25/13	131,600,000	41,375
Malaysia, 3.756%, 4/28/11	19,817,000	6,251
Total Malaysia (Cost $45,807)		48,871
MEXICO 4.3%
Corporate Bonds 0.1%
Pemex Project Funding Master Trust, 6.25%, 8/5/13 (EUR)	2,100,000	3,408
		3,408
Government Bonds 4.2%
United Mexican States, 7.25%, 12/15/16	26,350,000	2,496
United Mexican States, 7.75%, 12/14/17	266,170,000	25,596
United Mexican States, 8.00%, 12/17/15	649,750,000	63,132
United Mexican States, 9.00%, 12/22/11	59,280,000	5,880
United Mexican States, 9.00%, 12/20/12	366,800,000	36,723
United Mexican States, 9.50%, 12/18/14	50,055,000	5,229
		139,056
Total Mexico (Cost $136,460)		142,464
NETHERLANDS 3.4%
Corporate Bonds 1.3%
Ahold, 6.50%, 3/14/17 (GBP)	1,170,000	2,214
Bank Nederlandse Gemeenten, 4.625%, 9/13/12	17,100,000	27,640
Cemex Finance, 4.75%, 3/5/14	850,000	1,151
HeidelbergCement Finance, 6.375%, 1/25/12	1,100,000	1,737
ING Bank, 5.50%, 1/4/12	1,129,000	1,827
Koninklijke, 4.50%, 3/18/13	1,500,000	2,206
Rabobank Nederland, 3.125%, 7/19/10	800,000	1,234
RWE Finance, 5.375%, 4/18/08	847,000	1,338
RWE Finance, 6.375%, 6/3/13 (GBP)	2,104,000	4,308
		43,655
Government Bonds 2.1%
Government of Netherlands, 4.50%, 7/15/17	38,550,000	62,991
Government of Netherlands, 5.50%, 1/15/28	4,266,000	7,509
		70,500
Total Netherlands (Cost $100,593)		114,155
POLAND 0.8%
Government Bonds 0.8%
Government of Poland, 5.25%, 10/25/17	18,340,000	7,819
Government of Poland, 6.25%, 10/24/15	37,670,000	17,101
Total Poland (Cost $20,022)		24,920
RUSSIA 0.3%
Corporate Bonds 0.1%
Gaz Capital, 4.56%, 12/9/12 (EUR)	2,500,000	3,564
Gaz Capital, 5.364%, 10/31/14 (EUR)	470,000	657
		4,221
Government Bonds 0.2%
Russia, VR, 7.50%, 3/31/30 (USD)	5,473,645	6,310
		6,310
Total Russia (Cost $9,694)		10,531
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, VR, 3.75%, 11/1/24 (USD)(2)	8,280,000	7,618
Total Serbia (Cost $7,964)		7,618
SOUTH AFRICA 0.5%
Government Bonds 0.5%
Republic of South Africa, 13.00%, 8/31/10 (2)	96,068,000	12,606
Republic of South Africa, 13.50%, 9/15/15 (2)	29,250,000	4,400
Total South Africa (Cost $21,352)		17,006
SPAIN 3.1%
Corporate Bonds 1.0%
Banco Bilbao Vizcaya Argentaria, 4.375%, 10/20/19	1,700,000	2,375
Instituto de Credito Oficial, 5.50%, 3/8/11 (AUD)	24,700,000	21,536
Obrascon Huarte Lain, 5.00%, 5/18/12	1,500,000	2,234
Repsol International Finance, 4.75%, 2/16/17	1,700,000	2,438
Santander Issuances, VR, 4.75%, 5/29/19	1,500,000	2,179
Telefonica Emisiones, 4.674%, 2/7/14	2,000,000	2,997
		33,759
Government Bonds 2.1%
Kingdom of Spain, 4.00%, 1/31/10	27,134,000	43,085
Kingdom of Spain, 5.75%, 7/30/32	14,700,000	26,595
		69,680
Total Spain (Cost $88,695)		103,439

SUPRANATIONAL 2.1%
Corporate Bonds 2.1%
European Investment Bank, 4.75%, 10/15/17 (EUR)	18,300,000	30,077
European Investment Bank, 8.75%, 8/25/17 (GBP)	6,500,000	16,783
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	13,300,000	12,524
International Finance Corp., 7.50%, 2/28/13 (AUD)	11,000,000	10,236
Total Supranational (Cost $62,478)		69,620
SWEDEN 1.0%
Corporate Bonds 0.2%
Ericsson Handelsbanken, 5.375%, 6/27/17 (EUR)	1,500,000	2,047
Svenska Handelsbanken, 6.125%, 3/29/49 (GBP)	1,504,000	2,943
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	781,000	1,251
		6,241
Government Bonds 0.8%
Kingdom of Sweden, 3.75%, 8/12/17	46,150,000	7,644
Kingdom of Sweden, 5.25%, 3/15/11	118,850,000	20,809
		28,453
Total Sweden (Cost $31,621)		34,694
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,129,000	1,839
UBS (Jersey Branch), 4.50%, 9/16/19 (EUR)(2)	2,700,000	3,597
Xstrata Finance Canada, 5.25%, 6/13/17 (EUR)	1,700,000	2,415
Total Switzerland (Cost $7,319)		7,851
TURKEY 2.4%
Government Bonds 2.4%
Republic of Turkey, 10.00%, 2/15/12	18,111,192	13,309
Republic of Turkey, 14.00%, 1/19/11	21,972,500	14,921
Republic of Turkey, 14.00%, 9/26/12	22,020,000	14,301
Republic of Turkey, 16.00%, 3/7/12	53,995,000	37,790
Total Turkey (Cost $90,190)		80,321
UNITED KINGDOM 5.7%
Corporate Bonds 1.9%
AstraZeneca, 5.125%, 1/15/15 (EUR)	1,155,000	1,845
B.A.T International Finance, 5.375%, 6/29/17 (EUR)	1,400,000	2,065
Barclays, 5.75%, 3/8/11 (EUR)	1,700,000	2,732
British Telecommunications, STEP, 8.00%, 12/7/16	2,500,000	5,413
British Telecommunications, VR, 5.25%, 6/23/14 (EUR)	1,800,000	2,720
Compass Group, 6.375%, 5/29/12	2,000,000	3,975
HBOS, 4.375%, 10/30/19 (EUR)	2,000,000	2,698
HBOS, 6.05%, 11/23/49 (EUR)	1,400,000	2,042
HSBC Bank, 4.25%, 3/18/16 (EUR)	1,560,000	2,367
HSBC Capital Funding, VR, 8.03%, 12/29/49 (EUR)	500,000	805
HSBC Holdings, 9.875%, 4/8/18	2,320,000	5,140
Imperial Tobacco Fin., 4.375%, 11/22/13 (EUR)	1,100,000	1,571
Imperial Tobacco Fin., 6.875%, 6/13/12	1,504,000	3,013
ITV, 4.75%, 10/3/11 (EUR)	1,100,000	1,620
National Grid Transco, 5.00%, 7/2/18 (EUR)	386,000	564
Nationwide Building Society, 3.375%, 8/17/15 (EUR)	1,692,000	2,480
Rentokil Initial, 4.625%, 3/27/14 (EUR)	1,500,000	2,055
Rolls Royce, 4.50%, 3/16/11 (EUR)	819,000	1,287
Royal Bank of Scotland, STEP, 6.00%, 6/29/49	2,204,000	3,913
Scottish Power, 8.375%, 2/20/17	1,223,000	2,832
Standard Chartered Bank, 3.625%, 2/3/17 (EUR)	2,200,000	3,175
Standard Chartered Bank, 5.875%, 9/26/17 (EUR)	1,900,000	2,800
Tesco, 5.50%, 12/13/19	2,500,000	4,684
		61,796
Government Bonds 3.8%
United Kingdom Treasury, 4.25%, 3/7/11	10,305,000	20,667
United Kingdom Treasury, 4.25%, 6/7/32	55,155,000	105,877
		126,544
Total United Kingdom (Cost $183,971)		188,340
UNITED STATES 2.5%
Corporate Bonds 2.5%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,504,000	2,849
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,504,000	2,983
American Express Credit, 3.625%, 10/13/09 (EUR)	1,692,000	2,603
American International Group, 4.875%, 3/15/67 (EUR)	2,300,000	2,756
AT&T, 4.375%, 3/15/13 (EUR)	1,800,000	2,689
Bank of America, 4.625%, 2/18/14 (EUR)	2,300,000	3,526
CIT Group, 4.25%, 9/22/11 (EUR)	600,000	608
Citigroup, 3.50%, 8/5/15 (EUR)	1,200,000	1,566
Citigroup, 3.875%, 5/21/10 (EUR)	1,447,000	2,200
Citigroup, 4.75%, 2/10/19 (EUR)	1,100,000	1,477
DaimlerChrysler, 4.375%, 3/21/13 (EUR)	1,800,000	2,756
GE Capital, 4.625%, 9/15/66 (EUR)	2,300,000	3,114
General Motors, 8.375%, 7/5/33 (EUR)	1,650,000	1,747
General Motors Acceptance Corp., 5.75%, 9/27/10 (EUR)	800,000	954
Goldman Sachs, 3.75%, 2/4/13 (EUR)	1,300,000	1,824
Goldman Sachs, 5.125%, 10/16/14 (EUR)	2,100,000	3,058
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,111,000	1,725
Johnson & Johnson, 4.75%, 11/6/19 (EUR)	250,000	394
JPMorgan Chase, 4.25%, 6/9/11 (EUR)	1,223,000	1,881
JPMorgan Chase, VR, 4.375%, 11/12/19 (EUR)	2,800,000	3,674
Lehman Brothers, 4.625%, 3/14/19 (EUR)	3,400,000	4,070
Manpower, 4.75%, 6/14/13 (EUR)	1,600,000	2,384
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	2,904,000	5,864
Merrill Lynch, 4.625%, 10/2/13 (EUR)	2,073,000	2,936
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,223,000	1,943
Morgan Stanley, 5.125%, 11/30/15 (GBP)	2,000,000	3,368
New York Life Global Funding, 4.375%, 1/19/17 (EUR)	2,300,000	3,318
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,504,000	2,815
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,223,000	1,938
Polo Ralph Lauren, 4.50%, 10/4/13 (EUR)	475,000	716
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,223,000	1,926
Wachovia, 4.375%, 8/1/16 (EUR)	1,500,000	2,004
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	3,104,000	6,110
Total United States (Cost $78,737)		83,776
SHORT-TERM INVESTMENTS 6.0%
Money Market Funds 6.0%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	199,280,893	199,281
Total Short-Term Investments (Cost $199,281)		199,281

SECURITIES LENDING COLLATERAL 2.7%
Investment in Pooled Account managed by JPMorgan Chase
Bank, London, 2.837% (3)	89,744,832	89,745
Total Securities Lending Collateral (Cost $89,745)		89,745

Total Investments in Securities
101.3% of Net Assets (Cost $3,055,307)		$3,358,376

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,136 and represents 0.0% of net assets.
(2)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $84,525. See Note 3.
(3)	Seven-day yield
(4)	Affiliated Companies
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%	NOTIONAL AMOUNT	VALUE
Credit Default Swaps 0.0%
France 0.0%
BARC, Protection Brought (Relevant Credit: Saint-Gobain
5.00%,4/25/14), Pay 0.235%, Receive upon credit
default, 6/20/12	(1,100,000)	74
		74
Luxembourg 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: ArcelorMittal
Finance, 4.625%, 11/7/14), Receive 2.67%, Pay upon credit
default, 6/20/13 (EUR)	1,600,000	49
		49
Switzerland 0.0%
JPMorgan Chase, Protection Brought (Relevant Credit: Holcim
Finance, 4.375%, 6/23/10, Pay 0.24%, Receive upon credit
default, 6/20/12 (EUR)	(1,100,000)	68
		68
United Kingdom 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Kelda
Group 6.625%, 4/17/31), Pay 0.24%, Receive upon credit
default, 6/20/12 (EUR)	(875,000)	153
JPMorgan Chase, Protection Bought (Relevant Credit: Rentokil
Initial, 4.625%, 3/27/14), Pay 2.58%, Receive upon credit
default, 3/20/13 (EUR)	(1,500,000)	(13)
JPMorgan Chase, Protection Bought (Relevant Credit: United
Utilities, 6.875%, 8/15/28), Pay 0.95%, Receive upon credit
default, 3/20/13 (EUR)	(1,775,000)	21
		161
Total Credit Default Swaps		352

Interest Rate Swaps 0.0%
South Korea 0.0%
Barclays, 5 Year Interst Rate Swap, Receive Fixed, 5.38%, Pay
Variable 5.89%, 1/15/13	7,000,000,000	144
JPMorgan Chase, 5 Year Interest Rate Swap, Received Fixed
5.055%, Pay Variable 5.17%, 6/7/12	4,636,000,000	25
JPMorgan Chase, 5 Year Interest Rate Swap, Received Fixed
5.18%, Pay Variable 5.23%, 6/15/12	10,924,000,000	107
JPMorgan Chase, 5 Year Interest Rate Swap, Received Fixed
5.20%, Pay Variable 5.23%, 6/15/12	10,924,000,000	116
JPMorgan Chase, 5 Year Interest Rate Swap, Received Fixed
5.285%, Pay Variable 5.79%, 6/25/12	15,000,000,000	190
		582
United States 0.0%
Morgan Stanley, 5 Year Interest Rate Swap, Received Fixed
3.873%, Pay Variable 3.715%, 11/23/11 (EUR)	5,000,000	(74)
		(74)
Total Interest Rate Swaps		508
Total Swaps (Premium Paid/Received $0)		860

Open Forward Currency Exchange Contracts at March 31, 2008 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	5/15/08	EUR	3,418	USD	5,273	$119
ABN Amro	5/15/08	JPY	77,671	USD	782	(2)
ABN Amro	5/15/08	NOK	4,344	USD	826	25
ABN Amro	5/15/08	USD	28,828	EUR	18,752	(754)
Citibank	4/18/08	MYR	45,822	USD	14,237	86
Citibank	5/15/08	KRW	58,602,022	USD	61,823	(2,605)
Citibank	5/15/08	SGD	11,103	USD	7,868	200
Citibank	5/15/08	USD	74,408	TRY	93,755	5,091
Citibank	2/13/09	TWD	597,866	USD	19,286	1,236
Credit Suisse	4/18/08	USD	8,502	MYR	27,580	(119)
Credit Suisse	5/15/08	GBP	19,893	USD	38,587	778
Credit Suisse	5/15/08	NOK	283,677	USD	51,177	4,385
Credit Suisse	5/15/08	USD	32,968	BRL	58,947	(519)
Dresdner Bank	4/18/08	USD	68,193	MYR	222,514	(1,361)
Dresdner Bank	5/15/08	CHF	24,553	EUR	15,284	638
Dresdner Bank	5/15/08	JPY	15,152,335	USD	142,256	9,892
Dresdner Bank	5/15/08	USD	11,786	AUD	12,850	120
Dresdner Bank	5/15/08	USD	35,597	HUF	5,972,435	(500)
Dresdner Bank	6/23/08	USD	25,076	BRL	43,131	767
JPMorgan Chase	5/15/08	AUD	28,981	USD	26,403	(93)
JPMorgan Chase	5/15/08	CAD	2,049	USD	2,037	(45)
JPMorgan Chase	5/15/08	CHF	518	USD	520	2
JPMorgan Chase	5/15/08	DKK	4,042	USD	851	4
JPMorgan Chase	5/15/08	EUR	16,800	USD	26,390	113
JPMorgan Chase	5/15/08	GBP	4,258	USD	8,510	(84)
JPMorgan Chase	5/15/08	HUF	368,250	USD	2,033	193
JPMorgan Chase	5/15/08	JPY	10,766,829	USD	106,339	1,773
JPMorgan Chase	5/15/08	NOK	8,334	USD	1,621	11
JPMorgan Chase	5/15/08	PLN	4,272	USD	1,769	142
JPMorgan Chase	5/15/08	SEK	32,084	USD	5,175	214
JPMorgan Chase	5/15/08	USD	22,779	PLN	56,286	(2,398)
JPMorgan Chase	5/15/08	USD	14,467	GBP	7,351	(80)
JPMorgan Chase	5/15/08	USD	15,060	JPY	1,565,125	(656)

JPMorgan Chase	5/15/08	USD	1,577	MXN	17,225	(34)
JPMorgan Chase	5/15/08	ZAR	1,974	USD	243	(3)
Lehman Brothers	5/15/08	CZK	108,059	USD	6,106	642
Lehman Brothers	5/15/08	USD	533	DKK	2,745	(48)
Merrill Lynch	5/15/08	EUR	46,020	USD	66,749	5,851
Merrill Lynch	5/15/08	GBP	1,385	USD	2,708	32
Merrill Lynch	5/15/08	JPY	594,640	USD	5,584	387
Merrill Lynch	5/15/08	JPY	2,436,343	EUR	15,496	18
Morgan Stanley	5/15/08	EUR	3,458	USD	5,131	324
Morgan Stanley	5/15/08	PLN	163,428	USD	65,492	7,608
RBC	5/15/08	AUD	24,028	USD	21,542	272
RBC	5/15/08	USD	90,294	MXN	980,866	(1,432)
RBC	5/15/08	USD	4,213	CAD	4,213	118
RBS	5/15/08	SEK	468,017	USD	71,965	6,645
RBS	5/15/08	USD	6,339	ZAR	50,351	224
State Street Bank	5/15/08	AUD	1,369	USD	1,263	(20)
State Street Bank	5/15/08	BRL	4,215	USD	2,448	(53)
State Street Bank	5/15/08	CAD	1,793	USD	1,820	(77)
State Street Bank	5/15/08	EUR	23,914	USD	36,165	1,561
State Street Bank	5/15/08	GBP	489	USD	982	(15)
State Street Bank	5/15/08	HUF	679,283	USD	3,918	188
State Street Bank	5/15/08	JPY	765,831	USD	7,443	247
State Street Bank	5/15/08	PLN	3,126	USD	1,345	53
State Street Bank	5/15/08	SEK	7,307	USD	1,200	27
State Street Bank	5/15/08	TRY	2,271	USD	1,792	(113)
State Street Bank	5/15/08	USD	2,412	ZAR	19,029	100
State Street Bank	5/15/08	USD	16,990	TRY	21,480	1,108
State Street Bank	5/15/08	USD	47,534	EUR	30,968	(1,320)
State Street Bank	5/15/08	USD	5,962	JPY	605,398	(117)
State Street Bank	5/15/08	USD	3,522	GBP	1,776	7
State Street Bank	5/15/08	USD	3,183	PLN	7,437	(143)
State Street Bank	5/15/08	USD	12,375	AUD	13,417	195
State Street Bank	5/15/08	USD	27,448	BRL	46,840	838
State Street Bank	5/15/08	USD	32,289	MXN	349,033	(351)
State Street Bank	5/15/08	ZAR	6,244	USD	786	(28)
UBS	4/18/08	MYR	74,625	USD	23,100	227
UBS	5/15/08	CHF	24,393	EUR	15,507	124
UBS	5/15/08	USD	40,572	HUF	7,425,775	(4,310)

Net unrealized gain (loss) on open
forward currency exchange contracts	$35,305

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 665 Canadian Treasury ten year
contracts, $2,067 pledged as initial
margin	6/08	$(77,473)	$(1,224)
Long, 1,170 Euro Schatz contracts,
$3,637 pledged as initial margin	6/08	193,230	(1,042)
Short, 29 United States Treasury two year
contracts, $90 pledged as initial margin	6/08	(6,225)	(36)
Long, 137 Republic of Germany five year
contracts,$426 pledged as initial margin	8/01	23,899	(247)
Short, 235 U.S. Treasury ten year contracts,
$730 pledged as initial margin	6/08	(27,955)	(1,022)
Net payments (receipts) of variation
margin to date			(862)
Variation margin receivable (payable)
on open futures contracts			$(4,433)

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase			Sales	Investment	Value
Affiliate	Cost		Cost	Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$ 1,329	$ 199,281	$ 28,651

Totals				$1,329	$199,281	$ 28,651

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost			$199,281
Dividend income			1,329
Interest income			-
Investment income			$1,329
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Bond Fund
Unaudited	March 31, 2008
Notes to Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$0	$(4,433,000)
Level 2 – significant other observable inputs	3,358,376,000	38,465,000
Level 3 – significant unobservable inputs	0	0
Total	$3,358,376,000	$34,032,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related securities agencies.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $84,525,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $3,055,307,000. Net unrealized gain aggregated $337,565,000 at period-end, of which $382,153,000 related to appreciated investments and $44,588,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Par/Shares	Value
(Cost and value in $000s)

ANGOLA 1.0%
Corporate Bonds 1.0%
Standard Bank, CLN (Reference: Angolan Ministry of Finance)
FRN, 7.628%, 11/15/12 (USD)	6,800,000	6,882
Total Angola (Cost $6,761)		6,882
ARGENTINA 7.7%
Government Bonds 7.7%
City of Buenos Aires, FRN, 7.00%, 5/23/08 (EUR)	76,500,000	62
City of Buenos Aires, FRN, 7.875%, 4/11/11 (USD)	6,067,000	5,885
City of Buenos Aires, STEP, 9.50%, 5/28/08	5,955,000	1,085
Province of Buenos Aires, 9.375%, 9/14/18 (USD)	5,500,000	4,524
Republic of Argentina, 2.00%, 9/30/14	21,600,000	6,779
Republic of Argentina, 7.00%, 10/3/15 (USD)	26,755,000	20,360
Republic of Argentina, 7.00%, 4/17/17 (USD)	9,100,000	6,668
Republic of Argentina, 8.28%, 12/31/33 (USD)	8,301,851	6,841
Republic of Argentina, FRN, 0.63%, 12/31/38	22,795,435	2,662
Republic of Argentina, FRN, 2.79%, 12/31/33	509,570	174
Total Argentina (Cost $62,655)		55,040
BRAZIL 18.7%
Corporate Bonds 1.2%
GTL Trade Finance, 7.25%, 10/20/17 (USD)	3,000,000	3,106
Vale Overseas, 6.875%, 11/21/36 (USD)	5,750,000	5,554
		8,660
Government Bonds 17.5%
Brazil Notas do Tesouro Nacional, 6.00%, 5/15/15	22,595,000	19,937
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/12	33,020,000	17,035
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14	16,461,000	8,174
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17	21,640,000	10,273
Federal Republic of Brazil, 7.125%, 1/20/37 (USD)	47,395,000	51,187
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	7,000,000	8,636
Federal Republic of Brazil, 8.875%, 10/14/19 (USD)	5,700,000	7,032
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)	2,290,000	3,183
		125,457
Total Brazil (Cost $128,380)		134,117
COLOMBIA 2.9%
Government Bonds 2.9%
Distrito Capital de Bogota, 9.75%, 7/26/28	940,000,000	440
Republic of Colombia, 7.375%, 1/27/17 (USD)	2,000,000	2,215
Republic of Colombia, 7.375%, 9/18/37 (USD)	14,110,000	15,186
Republic of Colombia, 12.00%, 10/22/15	4,850,000,000	2,784
Total Colombia (Cost $20,333)		20,625
ECUADOR 1.0%
Government Bonds 1.0%
Republic of Ecuador, FRN, 10.00%, 8/15/30 (USD)	7,400,000	7,196
Total Ecuador (Cost $6,601)		7,196
EGYPT 1.5%
Corporate Bonds 0.5%
Orascom Telecom Finance, 7.875%, 2/8/14 (USD)	4,270,000	3,982
		3,982
Government Bonds 1.0%
Government of Egypt Treasury Bills, 7.467%, 11/4/08	13,575,000	2,380
Government of Egypt Treasury Bills, 7.47%, 10/21/08	11,800,000	2,075
Government of Egypt Treasury Bills, 7.473%, 10/28/08	3,900,000	685
Government of Egypt, 8.75%, 7/18/12	10,000,000	1,877
		7,017
Total Egypt (Cost $11,263)		10,999
GABON 1.2%
Government Bonds 1.2%
Republic of Gabon, 8.20%, 12/12/17 (USD)	8,400,000	8,841
Total Gabon (Cost $8,400)		8,841
GERMANY 0.9%
Corporate Bonds 0.9%
KfW International Finance, 7.375%, 1/27/10 (NGN)	350,000,000	2,919
KfW International Finance, 8.50%, 1/18/11 (NGN)	435,000,000	3,669
Total Germany (Cost $6,647)		6,588
GHANA 2.1%
Government Bonds 2.1%
Republic of Ghana, 8.50%, 10/4/17 (USD)	14,500,000	15,171
Total Ghana (Cost $14,548)		15,171
GRENADA 0.5%
Government Bonds 0.5%
Government of Grenada, FRN, 1.00%, 9/15/25 (USD)	5,800,000	3,310
Total Grenada (Cost $3,486)		3,310
INDONESIA 3.5%
Government Bonds 3.5%
Republic of Indonesia, 6.625%, 2/17/37 (USD)	10,001,000	9,326
Republic of Indonesia, 7.75%, 1/17/38 (USD)	8,850,000	9,204
Republic of Indonesia, 9.50%, 6/15/15	40,000,000,000	3,989
Republic of Indonesia, 10.25%, 7/15/22	30,000,000,000	2,852
Total Indonesia (Cost $26,504)		25,371
IRAQ 4.4%
Government Bonds 4.4%
Republic of Iraq, 5.80%, 1/15/28 (USD)	44,640,000	31,694
Total Iraq (Cost $31,931)		31,694
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, FRN, 2.90%, 3/29/18 (FRF)(1)(2)(6)	12,350,000	1,041
Total Ivory Coast (Cost $1,074)		1,041
JAMAICA 4.4%
Corporate Bonds 1.3%
Air Jamaica, 9.375%, 7/8/15 (USD)	1,925,000	2,031
Clarendon Alumina Production, 8.50%, 11/16/21 (USD)	2,400,000	2,460
Digicel, 8.875%, 1/15/15 (USD)(3)	6,000,000	5,040
		9,531
Government Bonds 3.1%
Government of Jamaica, 9.00%, 6/2/15 (USD)	6,275,000	6,839
Government of Jamaica, 10.625%, 6/20/17 (USD)	12,685,000	15,127
		21,966
Total Jamaica (Cost $29,824)		31,497
KAZAKHSTAN 1.0%
Corporate Bonds 1.0%
ATF Bank, 9.00%, 5/11/16 (USD)	3,400,000	3,315
CenterCredit International, 8.625%, 1/30/14 (USD)	4,000,000	3,518
Total Kazakhstan (Cost $7,102)		6,833
LEBANON 1.6%
Corporate Bonds 1.5%
Banque deu Liban, 10.00%, 4/25/15 (USD)	10,600,000	11,170
		11,170
Government Bonds 0.1%
Lebanese Republic, 8.25%, 4/12/21 (USD)	600,000	555
		555
Total Lebanon (Cost $12,034)		11,725
MEXICO 8.2%
Corporate Bonds 0.6%
America Movil, 8.46%, 12/18/36	29,400,000	2,766
Petroleos Mexicanos, 9.91%, 7/16/15	9,638,000	1,033
		3,799
Government Bonds 7.6%
United Mexican States, 5.625%, 1/15/17 (USD)	13,000,000	13,683
United Mexican States, 7.50%, 6/3/27	121,600,000	11,336
United Mexican States, 8.00%, 12/19/13	162,080,000	15,677
United Mexican States, 8.00%, 12/17/15	125,000,000	12,145
United Mexican States, 9.00%, 12/22/11	19,275,000	1,912
		54,753
Total Mexico (Cost $56,037)		58,552
NIGERIA 2.0%
Corporate Bonds 2.0%
GTB Finance, 8.50%, 1/29/12 (USD)	6,700,000	6,365
Standard Bank, CLN (Reference: First City Monument Bank Term
Loan Facility Agreement), 10.00%, 6/10/08	899,108,000	7,776
Total Nigeria (Cost $14,068)		14,141
NORTH KOREA 0.2%
Government Bonds 0.2%
North Korea Debt Corp., Zero Coupon, 3/12/10 (DEM)(1)(6)	4,000,000	937
North Korea Debt Corp., Zero Coupon, 3/12/10 (CHF)(6)	2,000,000	585
Total North Korea (Cost $475)		1,522
PHILIPPINES 3.4%
Corporate Bonds 1.2%
National Power, 6.875%, 11/2/16 (USD)	2,400,000	2,448
National Power, FRN, 7.343%, 8/23/11 (USD)(3)	5,300,000	5,724
		8,172
Government Bonds 2.2%
Republic of Philippines, 7.50%, 9/25/24 (USD)	3,440,000	3,810
Republic of Philippines, 7.75%, 1/14/31 (USD)	6,990,000	7,815
Republic of Philippines, 10.625%, 3/16/25 (USD)	3,080,000	4,310
		15,935
Total Philippines (Cost $23,222)		24,107
RUSSIA 7.4%
Corporate Bonds 3.1%
Evraz Group, 8.25%, 11/10/15 (USD)	2,000,000	1,965
Lukoil International Finance, 6.656%, 6/7/22 (USD)	2,375,000	2,102
OAO Gazprom, 7.288%, 8/16/37 (USD)	15,700,000	14,429
Red Arrow International Leasing, 8.375%, 3/31/12	31,097,125	1,328
VTB Capital, FRN, 3.839%, 8/1/08 (USD)(3)	2,000,000	1,990
		21,814
Government Bonds 4.3%
Russian Federation, FRN, 7.50%, 3/31/30 (USD)	26,921,840	31,036
		31,036
Total Russia (Cost $53,488)		52,850
SERBIA 3.5%
Government Bonds 3.5%
Republic of Serbia, FRN, 3.75%, 11/1/24 (USD)	27,520,000	25,318
Total Serbia (Cost $26,062)		25,318
SOUTH AFRICA 0.9%
Government Bonds 0.9%
Republic of South Africa, 5.875%, 5/30/22 (USD)	3,900,000	3,608
Republic of South Africa, 6.50%, 6/2/14 (USD)	2,700,000	2,818
Total South Africa (Cost $6,646)		6,426
SUPRANATIONAL 0.5%
Corporate Bonds 0.5%
African Development Bank, 9.00%, 5/17/10 (NGN)	75,500,000	661
European Investment Bank, 10.75%, 10/26/09 (GHS)	650,000	682
International Bank for Reconstruction & Development
9.75%, 8/2/10 (ZAR)	20,400,000	2,438
Total Supranational (Cost $4,259)		3,781
TRINIDAD AND TOBAGO 0.4%
Corporate Bonds 0.4%
National Gas Company of Trinidad & Tobago
6.05%, 1/15/36 (USD)	3,080,000	2,943
Total Trinidad and Tobago (Cost $2,916)		2,943
TURKEY 11.5%
Government Bonds 11.5%
Republic of Turkey, 6.875%, 3/17/36 (USD)	15,750,000	14,116
Republic of Turkey, 7.00%, 6/5/20 (USD)	8,500,000	8,468
Republic of Turkey, 8.00%, 2/14/34 (USD)	7,000,000	7,245
Republic of Turkey, 11.875%, 1/15/30 (USD)	2,100,000	3,105
Republic of Turkey, 14.00%, 1/19/11	42,833,700	29,088
Republic of Turkey, 14.00%, 9/26/12	17,050,000	11,073
Republic of Turkey, 16.00%, 3/7/12	4,000,000	2,800
Republic of Turkey, FRN, 17.70%, 1/12/11	4,000,000	3,055
Republic of Turkey, Treasury Inflation Indexed
10.00%, 2/15/12	4,535,996	3,333
Total Turkey (Cost $83,983)		82,283
UNITED ARAB EMIRATES 0.5%
Corporate Bonds 0.5%
Emirates Bank International, FRN, 2.125%, 10/1/09	14,000,000	3,812
Total United Arab Emirates (Cost $3,813)		3,812
UNITED STATES 0.8%
Bank Debt 0.7% (4)
Trilogy International Partners, FRN, 6.196%, 6/27/12
Acquisition Date: 6/22/07, 6/27/07 and 8/7/07
Acquisition Cost $5,918 (5)	6,000,000	5,100
		5,100
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes, 3.50%, 2/15/18	625,000	629
		629
Total United States (Cost $6,542)		5,729
URUGUAY 0.5%
Government Bonds 0.5%
Republic of Uruguay, 4.25%, 4/5/27	69,850,000	3,845
Total Uruguay (Cost $3,445)		3,845
VENEZUELA 4.7%
Corporate Bonds 3.0%
Petroleos de Venezuela, 5.25%, 4/12/17 (USD)	14,385,000	9,458
Petroleos de Venezuela, 5.375%, 4/12/27 (USD)	20,750,000	11,962
		21,420
Government Bonds 1.7%
Republic of Venezuela, 7.00%, 3/31/38 (USD)	17,350,000	12,154
		12,154
Warrants 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD) (6)	7,140	262
		262
Total Venezuela (Cost $39,027)		33,836
VIETNAM 0.6%
Government Bonds 0.6%
Republic of Vietnam, FRN, 3.625%, 3/12/28 (USD)	4,750,000	4,584
Total Vietnam (Cost $3,859)		4,584
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 3.29% (7)(8)	7,461,034	7,461
Total Short-Term Investments (Cost $7,461)		7,461
Total Investments in Securities
98.6% of Net Assets (Cost $712,846)		$708,120

‡	Denominated in the currency of the country of incorporation unless otherwise noted.
(1)	Security is denominated in legacy currency indicated and trades in euro.
(2)	In default with respect to the payment of interest.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,754 and represents 1.8% of net assets.
(4)	Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(5)	Security cannot be offered for public resale without first being registered under the
Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $5,100 and represents 0.7% of net assets.
(6)	Non-income producing
(7)	Seven-day yield
(8)	Affiliated Companies
BRL	Brazilian Real
CLN	Credit Linked Note
CHF	Swiss Franc
DEM	Deutsche Mark
EUR	Euro
FRF	French Franc
FRN	Floating-Rate Note
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
MXN	Mexican Peso
NGN	Nigerian Naira
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
RSD	Serbian Dinar
TRY	Turkish Lira
USD	U.S. Dollar
VND	Vietnamese Dong
ZAR	South African Rand

SWAPS (0.2)%	NOTIONAL AMOUNT	VALUE
Kazakhstan (0.1)%
JPMorgan Chase, Protection Sold (Relevant Credit: Halyk Bank
7.75%, 5/13/13), Receive 2.75%, Pay upon credit default
12/20/12 (USD)	540,000	(46)
Morgan Stanley, Protection Sold (Relevant Credit: Halyk Bank
7.75%, 5/13/13), Receive 2.90%, Pay upon credit default
12/20/12 (USD)	3,300,000	(261)
		(307)
Russia 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Gaz Capital
7.288%, 8/16/37), Receive 2.16%, Pay upon credit default
2/20/13 (USD)	5,000,000	(160)
Morgan Stanley, Protection Sold (Relevant Credit: VTB Capital
6.25%, 11/21/16), Receive 0.87%, Pay upon credit default
11/18/11 (USD)	2,000,000	(140)
		(300)
Serbia 0.0%
Barclays, Protection Sold (Relevant Credit: Republic of Serbia
3.75%, 11/1/24), Receive 1.10%, Pay upon credit default
7/20/12 (USD)	4,750,000	(260)
		(260)
South Africa 0.0%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
South Africa, 8.50%, 6/23/17), Receive 2.11%, Pay upon credit
default, 3/20/13 (USD)	5,000,000	37
Lehman Brothers, Protection Sold (Relevant Credit: Republic of
South Africa, 6.50%, 6/2/14), Receive 1.77%, Pay upon credit
default, 2/20/13 (USD)	5,000,000	(41)
		(4)

Turkey 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Republic
of Turkey, 11.875%, 1/15/30), Pay 2.88%, Receive upon credit
default, 3/20/13 (USD)	(5,000,000)	30
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Turkey, 11.875%, 1/15/30), Receive 3.00%, Pay upon credit
default, 6/20/16 (USD)	2,000,000	(70)
		(40)
Ukraine (0.1)%
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Ukraine, 6.58% 11/21/16), Receive 2.41%, Pay upon credit
default 12/20/12 (USD)	2,500,000	(41)
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of
Ukraine, 6.58%, 11/21/16), Receive 2.21%, Pay upon credit
default, 1/20/17 (USD)	5,000,000	(441)
		(482)
Venezuela 0.0%
Lehman Brothers, Protection Sold (Relevant Credit: Republic of
Venezuela, 9.25%, 9/15/27), Receive 5.85%, Pay upon credit
default, 3/20/13 (USD)	5,000,000	(155)
		(155)
Total Swaps (Premium Paid/Received $—)		(1,548)

Open Forward Currency Exchange Contracts at March 31, 2008 were as follows:
(Amounts in 000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
ABN Amro	5/29/08	USD	38,108	BRL	67,988	$(423)
Citibank	5/15/08	USD	44,820	TRY	56,474	3,067
Citibank	8/5/08	RSD	367,870	EUR	4,369	46
Citibank	2/13/09	VND	87,560,400	USD	5,570	(211)
Credit Suisse	1/16/09	USD	8,430	VND	134,385,000	200
Credit Suisse	1/16/09	VND	134,385,000	USD	8,500	(270)
Credit Suisse	2/13/09	USD	5,493	VND	87,560,400	134
JPMorgan Chase	5/15/08	TRY	12,900	USD	10,355	(817)
JPMorgan Chase	5/15/08	USD	9,124	TRY	11,813	390
JPMorgan Chase	5/29/08	USD	2,707	BRL	4,590	106
Royal Bank of Canada	5/15/08	USD	25,615	MXN	278,252	(406)
State Street Bank	4/22/08	IDR	32,392,386	USD	3,418	95
State Street Bank	5/15/08	USD	5,509	TRY	6,940	378
State Street Bank	5/29/08	USD	1,555	BRL	2,750	(3)

Net unrealized gain (loss) on open
forward currency exchange contracts						$2,286

(8) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$ 151	$7,461	$9,270
Totals				$ 151	$7,461	$9,270

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$7,461
Dividend income		151
Interest income			-
Investment income		$151
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Bond Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at net present value of the contract as furnished by counterparties or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Foreign Currencies &
	Securities	Other Financial
		Instruments*
Level 1 – quoted prices	$0	$0
Level 2 – significant other observable inputs	708,120,000	842,000
Level 3 – significant unobservable inputs	0	0
Total	$708,120,000	$842,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of

Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer. In order to mitigate counterparty risk and subject to specific contractual arrangements, the fund may receive eligible security collateral from such counterparties upon unrealized gain amounts reaching certain thresholds. Eligible security collateral generally includes debt securities issued by the U.S. government or related agencies. At March 31, 2008, no such collateral was received.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $712,846,000. Net unrealized loss aggregated $4,114,000 at period-end, of which $25,732,000 related to appreciated investments and $29,846,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008